Income Taxes - Schedule of Valuation Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Valuation Allowance [Line Items]
Beginning Balance	$ 16,798
Ending Balance	5,425	$ 16,798
Valuation Allowance Of Deferred Tax Assets
Valuation Allowance [Line Items]
Beginning Balance	16,798	5,738	$ 0
Additions Charged to Costs and Expenses	0	11,060	5,738
Deductions	(11,373)	0	0
Ending Balance	$ 5,425	$ 16,798	$ 5,738